Revenue Recognition	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
A Place For Rover INC
Disaggregation Of Revenue [Line Items]
Revenue Recognition

3. Revenue Recognition

Contract Balances

The Company’s contract liabilities consist of deferred revenue. The changes in the Company’s contract liabilities were as follows (in thousands):

Balance at December 31, 2020	$751
Bookings and other	43,480
Revenue recognized	(36,064)
Balance at June 30, 2021	$8,167

4. Revenue Recognition

Contract Balances

The Company’s contract liabilities consist of deferred revenue. The changes in the Company’s contract liabilities were as follows (in thousands):

Balance at December 31, 2018	$2,585
Revenue recognized	(92,063)
Bookings and other	91,966
Balance at December 31, 2019	2,488
Revenue recognized	(45,585)
Bookings and other	43,848
Balance at December 31, 2020	$751